Leases and Other Commitments (Details 1) $ in Thousands	Dec. 31, 2017 USD ($)
Leases And Other Commitments [Abstract]
Future minimum lease payments for 2018	$ 97,935
Future minimum lease payments for 2019	88,298
Future minimum lease payments for 2020	70,500
Future minimum lease payments for 2021	56,693
Future minimum lease payments for 2022	43,976
Future minimum lease payments after 2022	121,875
Operating leases, future minimum payments due, total	$ 479,277